ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

12. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

        Accrued expenses and other current liabilities consisted of the following (in RMB thousands):

	December 31,
	2011	2012
Salaries, commissions and welfare payable	83,460	129,855
Taxes payable	22,803	40,877
Royalty fees payable	1,225	1,435
Third party deposits	10,544	16,491
Professional fees payable	7,431	4,065
Other current liabilities	25,039	24,971

Total	150,502	217,694

        Royalty fees payable relate to the Master Franchise Agreement entered into with Realogy. The royalty fees are determined based on the Group's franchise revenue for the periods.